Provision for Pension Plan - Average Ceilings Set For Different Type of Investment For Pension Funds (Detail)	Dec. 31, 2017
TCSPREV plan
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	100.00%
TCSPREV plan | Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	85.86%
TCSPREV plan | Fixed Income | Maximum
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	100.00%
TCSPREV plan | Variable Income
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	3.46%
TCSPREV plan | Variable Income | Maximum
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	17.00%
TCSPREV plan | Structured Investments | Maximum
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	20.00%
TCSPREV plan | Investments abroad | Maximum
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	5.00%
TCSPREV plan | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	0.74%
TCSPREV plan | Real Estate | Maximum
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	8.00%
TCSPREV plan | Loans to participants
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	0.26%
TCSPREV plan | Loans to participants | Maximum
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	15.00%
BrTPREV Plans
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	100.00%
BrTPREV Plans | Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	94.57%
BrTPREV Plans | Fixed Income | Maximum
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	100.00%
BrTPREV Plans | Variable Income
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	0.81%
BrTPREV Plans | Variable Income | Maximum
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	17.00%
BrTPREV Plans | Structured Investments | Maximum
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	20.00%
BrTPREV Plans | Investments abroad | Maximum
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	5.00%
BrTPREV Plans | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	0.80%
BrTPREV Plans | Real Estate | Maximum
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	8.00%
BrTPREV Plans | Loans to participants
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	0.61%
BrTPREV Plans | Loans to participants | Maximum
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	15.00%
PBS-Telemar Plan
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	100.00%
PBS-Telemar Plan | Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	91.26%
PBS-Telemar Plan | Fixed Income | Maximum
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	100.00%
PBS-Telemar Plan | Variable Income
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	1.04%
PBS-Telemar Plan | Variable Income | Maximum
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	17.00%
PBS-Telemar Plan | Structured Investments | Maximum
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	20.00%
PBS-Telemar Plan | Investments abroad | Maximum
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	2.00%
PBS-Telemar Plan | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	0.85%
PBS-Telemar Plan | Real Estate | Maximum
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	8.00%
PBS-Telemar Plan | Loans to participants
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	0.37%
PBS-Telemar Plan | Loans to participants | Maximum
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	15.00%
TelemarPrev Plan
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	100.00%
TelemarPrev Plan | Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	92.28%
TelemarPrev Plan | Fixed Income | Maximum
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	100.00%
TelemarPrev Plan | Variable Income
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	1.99%
TelemarPrev Plan | Variable Income | Maximum
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	17.00%
TelemarPrev Plan | Structured Investments | Maximum
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	20.00%
TelemarPrev Plan | Investments abroad | Maximum
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	5.00%
TelemarPrev Plan | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	0.75%
TelemarPrev Plan | Real Estate | Maximum
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	8.00%
TelemarPrev Plan | Loans to participants
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	0.65%
TelemarPrev Plan | Loans to participants | Maximum
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets, average ceilings	15.00%